Nota 25 - Post-employment and other employee benefit commitments. Investments in listed markets (Details) - Level 1 Of Fair Value Hierarchy Member € in Millions	Dec. 31, 2018 EUR (€)
Cash And Cash Equivalents [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	€ 26
Debt Instruments [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	2,080
Investment Funds Member
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	2
Total [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	2,109
Bank Account In Bbva [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	3
Debt Securities Issued By Bbva [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	€ 0